LIFE INSURANCE SETTLEMENT POLICIES	6 Months Ended
Jun. 30, 2023
Investments, All Other Investments [Abstract]
LIFE INSURANCE SETTLEMENT POLICIES
4.	LIFE INSURANCE SETTLEMENT POLICIES
As of June 30, 2023, the Company holds 167 life settlement policies, of which 122 are accounted for under the fair value method and 45 are accounted for using the investment method (cost, plus premiums paid). Aggregate face value of policies held at fair value is $195,205,585 as of June 30, 2023, with a corresponding fair value of $56,685,617. Aggregate face value of policies accounted for using the investment method is $39,520,877 as of June 30, 2023, with a corresponding carrying value of $9,889,610.
As of December 31, 2022, the Company held 53 life settlement policies, of which 35 were accounted for under the fair value method and 18 were accounted for using the investment method (cost, plus premiums paid). Aggregate face value of policies held at fair value was $40,092,154 as of December 31, 2022, with a corresponding fair value of $13,809,352. Aggregate face value of policies accounted for using the investment method was $42,330,000 as of December 31, 2022, with a corresponding carrying value of $8,716,111.

At June 30, 2023, the Company did not have any contractual restrictions on its ability to sell policies, including those held as collateral for the issuance of long-term debt. See Note 13, “Long-Term Debt.”
Life expectancy reflects the probable number of years remaining in the life of a class of persons determined statistically, affected by such factors as heredity, physical condition, nutrition, and occupation. It is not an estimate or an indication of the actual expected maturity date or indication of the timing of expected cash flows from death benefits. The following tables summarize the Company’s life insurance policies grouped by remaining life expectancy as of June 30, 2023:
Policies Carried at Fair Value
—

Remaining Life Expectancy (Years)	Policies	Face Value	Fair Value
0-1	0	$—	$—
1-2	10	12,314,000	6,855,769
2-3	11	16,886,778	10,530,949
3-4	10	33,631,467	9,174,200
4-5	13	18,755,193	7,564,469
Thereafter	78	113,618,147	22,560,230

	122	$195,205,585	$56,685,617

Policies accounted for using the investment method
—

Remaining Life Expectancy (Years)	Number of Life Insurance Policies	Face Value	Carrying Value
0-1	0	$—	$—
1-2	0	—	—
2-3	2	4,400,000	2,131,679
3-4	4	4,100,000	1,281,524
4-5	4	1,362,000	518,736
Thereafter	35	29,658,877	5,957,671

	45	$39,520,877	$9,889,610

Estimated premiums to be paid by the Company for its portfolio accounted for using the investment method during each of the five succeeding calendar years and thereafter as of June 30, 2023, are as follows:

2023 remaining	$1,024,151
2024	1,243,423
2025	1,310,936
2026	1,044,640
Thereafter	3,288,619

Total	$7,911,769

The Company is required to pay premiums to keep its portion of life insurance policies in force. The estimated total future premium payments could increase or decrease significantly to the extent that actual mortalities of insureds differ from the estimated life expectancies.
For policies accounted for under the investment method, the Company has not been made aware of information causing a material change to assumptions relating to the timing of realization of life insurance settlement proceeds. We have also not been made aware of information indicating impairment to the carrying value of policies.